Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Equity	$ 32,495	$ 32,002	$ 31,485
Cumulative translation adjustments
Equity	95	95	95
Additional paid-in capital
Equity	$ 1,873	$ 1,875	$ 1,875